Allowance for credit losses (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) category
Allowance For Credit Loss [Line Items]
Number of categories of financing receivables | category	3
COVID-19 Pandemic & GECAS Transaction
Allowance For Credit Loss [Line Items]
Increase in allowance for credit loss | $	$ 83.7